April 15, 2011


BY ELECTRONIC TRANSMISSION
--------------------------

Securities and Exchange Commission
100 F Street North East
Washington, D.C.  20549

                          RE:  Omagine, Inc.
                          Report on Form 10-K
                          for the fiscal year ended
                          December 31, 2010
                          Commission File No. 0-17264

Dear Sir / Madam:

     We hereby transmit for electronic filing a conformed copy of Omagine, Inc.'s Report on Form 10-K for the fiscal year ended December 31, 2010.



                                        Very truly yours,

                                        Omagine, Inc.


                                        /s/ Frank J. Drohan
                                       ____________________
                                          Frank J. Drohan
                                          President

Enclosures